Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SMC-QTLY-0720
1.912862.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.7%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	137,539	$15,246,198
CenturyLink, Inc.	463,300	4,554,239
GCI Liberty, Inc. (a)	184,215	12,745,836
Vonage Holdings Corp. (a)	289,830	2,791,063
		35,337,336
Entertainment - 0.7%
Activision Blizzard, Inc.	55,066	3,963,651
Cinemark Holdings, Inc.	582,512	8,755,155
Electronic Arts, Inc. (a)	39,858	4,897,751
Eros International PLC (a)(b)	1,172,850	3,788,306
Glu Mobile, Inc. (a)	220,776	2,203,344
Live Nation Entertainment, Inc. (a)	61,517	3,024,176
Madison Square Garden Entertainment Corp. (a)	73,799	5,847,095
Nintendo Co. Ltd. ADR	65,320	3,320,869
Sciplay Corp. (A Shares)	21,917	307,276
The Madison Square Garden Co. (a)	44,823	7,648,148
World Wrestling Entertainment, Inc. Class A	163,160	7,549,413
Zynga, Inc. (a)	539,043	4,932,243
		56,237,427
Interactive Media & Services - 0.8%
Alphabet, Inc. Class C (a)	4,508	6,441,571
ANGI Homeservices, Inc. Class A (a)(b)	569,299	6,176,894
CarGurus, Inc. Class A (a)	195,594	5,081,532
Cars.com, Inc. (a)	198,000	1,221,660
Facebook, Inc. Class A (a)	15,652	3,523,109
IAC/InterActiveCorp (a)	17,358	4,693,082
Pinterest, Inc. Class A (a)	1,103,713	22,394,337
QuinStreet, Inc. (a)	664,932	6,742,410
TripAdvisor, Inc.	220,549	4,252,185
Twitter, Inc. (a)	21,835	676,230
Yelp, Inc. (a)	145,088	3,154,213
YY, Inc. ADR (a)	20,107	1,227,532
		65,584,755
Media - 0.4%
AMC Networks, Inc. Class A (a)	83,700	2,366,199
Boston Omaha Corp. (a)(b)	206,679	3,373,001
Cable One, Inc.	700	1,320,823
Criteo SA sponsored ADR (a)	299,432	3,069,178
Entercom Communications Corp. Class A	862,300	1,440,041
Liberty Media Corp. Liberty Formula One Group Series C (a)	42,400	1,469,160
National CineMedia, Inc.	54,214	149,089
Nexstar Broadcasting Group, Inc. Class A	64,944	5,410,485
Ocean Outdoor Ltd. (a)(c)	706,524	4,415,775
The New York Times Co. Class A	40,100	1,573,123
ViacomCBS, Inc. Class B	232,500	4,822,050
		29,408,924
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	600,931	8,232,755

TOTAL COMMUNICATION SERVICES		194,801,197

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
Autoliv, Inc.	73,810	4,692,840
BorgWarner, Inc.	204,800	6,584,320
Cooper Tire & Rubber Co.	78,500	2,019,805
Cooper-Standard Holding, Inc. (a)	359,476	3,770,903
Dana, Inc.	826,342	10,444,963
Dorman Products, Inc. (a)	28,143	1,967,759
Fox Factory Holding Corp. (a)	79,348	5,721,784
Gentex Corp.	433,649	11,465,680
LCI Industries	147,746	14,616,512
Lear Corp.	157,809	16,735,644
Standard Motor Products, Inc.	41,274	1,756,209
The Goodyear Tire & Rubber Co.	208,800	1,588,968
		81,365,387
Automobiles - 0.3%
Harley-Davidson, Inc. (b)	147,900	3,156,186
Thor Industries, Inc.	235,810	20,326,822
		23,483,008
Distributors - 1.2%
LKQ Corp. (a)	1,141,791	31,353,581
Pool Corp.	214,236	57,633,769
		88,987,350
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	87,900	2,941,134
American Public Education, Inc. (a)	182,803	5,745,498
Bright Horizons Family Solutions, Inc. (a)	240,297	26,884,428
Chegg, Inc. (a)	176,998	10,811,038
China Online Education Group sponsored ADR (a)	14,886	385,547
Collectors Universe, Inc.	7,033	156,414
Frontdoor, Inc. (a)	991,025	45,240,291
Grand Canyon Education, Inc. (a)	128,635	12,553,490
Houghton Mifflin Harcourt Co. (a)	470,513	719,885
HyreCar, Inc. (a)	87,500	191,625
K12, Inc. (a)	521,350	12,835,637
Service Corp. International	55,700	2,196,251
ServiceMaster Global Holdings, Inc. (a)	53,600	1,763,440
Strategic Education, Inc.	135,620	23,005,221
Weight Watchers International, Inc. (a)	109,578	2,618,914
		148,048,813
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	235,700	2,689,337
Carrols Restaurant Group, Inc. (a)	135,180	579,922
Chipotle Mexican Grill, Inc. (a)	4,030	4,045,757
Churchill Downs, Inc.	27,530	3,652,405
Dominos Pizza Enterprises Ltd.	128,180	5,325,374
Dunkin' Brands Group, Inc.	82,610	5,276,301
Eldorado Resorts, Inc. (a)(b)	4,300	152,478
Extended Stay America, Inc. unit	330,908	3,805,442
GAN Ltd.	79,257	1,734,936
Great Canadian Gaming Corp. (a)	282,723	5,665,343
International Game Technology PLC	291,686	2,458,913
Jack in the Box, Inc.	20,499	1,373,843
Papa John's International, Inc.	133,544	10,401,742
Planet Fitness, Inc. (a)	360,150	23,276,495
Playa Hotels & Resorts NV (a)	1,054,482	2,752,198
Six Flags Entertainment Corp.	60,214	1,383,718
Vail Resorts, Inc.	61,848	12,266,314
Wendy's Co.	585,850	12,455,171
Wingstop, Inc.	59,370	7,240,172
Wyndham Destinations, Inc.	290,447	9,236,215
		115,772,076
Household Durables - 0.8%
Cavco Industries, Inc. (a)	8,283	1,575,344
Helen of Troy Ltd. (a)	24,276	4,416,290
KB Home	118,820	3,930,566
La-Z-Boy, Inc.	123,103	3,166,209
M.D.C. Holdings, Inc.	193,000	6,560,070
NVR, Inc. (a)	1,328	4,278,298
PulteGroup, Inc.	420,400	14,280,988
Skyline Champion Corp. (a)	176,224	4,377,404
Taylor Morrison Home Corp. (a)	226,269	4,373,780
Tempur Sealy International, Inc. (a)	124,181	8,100,327
Toll Brothers, Inc.	106,715	3,447,962
Whirlpool Corp.	49,600	6,042,272
		64,549,510
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	4,007	9,786,577
Chewy, Inc. (b)	219,120	9,737,693
Etsy, Inc. (a)	145,624	11,792,632
Expedia, Inc.	50,846	4,041,240
Overstock.com, Inc. (a)(b)	183,152	3,364,502
PetMed Express, Inc. (b)	19,459	702,470
Shutterstock, Inc.	310,017	11,755,845
The Rubicon Project, Inc. (a)	72,342	453,584
Waitr Holdings, Inc. (a)	1,229,489	3,036,838
		54,671,381
Leisure Products - 0.7%
Brunswick Corp.	512,719	28,204,672
Callaway Golf Co. (b)	597,697	9,156,718
Clarus Corp.	408,727	4,291,634
Hasbro, Inc.	19,800	1,455,498
Malibu Boats, Inc. Class A (a)	61,700	2,907,921
Polaris, Inc.	96,252	8,406,650
Sturm, Ruger & Co., Inc.	14,523	905,364
YETI Holdings, Inc. (a)	28,500	914,850
		56,243,307
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	1,392,464
Dollar General Corp.	15,313	2,932,593
Dollar Tree, Inc. (a)	16,937	1,657,624
Kohl's Corp.	112,400	2,160,328
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	24,770	2,265,217
Target Corp.	26,131	3,196,605
		13,604,831
Specialty Retail - 2.0%
Aaron's, Inc. Class A	195,586	7,219,079
Advance Auto Parts, Inc.	41,189	5,738,451
America's Car Mart, Inc. (a)	89,962	7,158,276
American Eagle Outfitters, Inc.	263,300	2,411,828
AutoZone, Inc. (a)	1,004	1,152,451
Burlington Stores, Inc. (a)	78,860	16,534,576
Dick's Sporting Goods, Inc.	138,229	4,984,538
Five Below, Inc. (a)	66,269	6,935,051
Floor & Decor Holdings, Inc. Class A (a)	90,350	4,698,200
Foot Locker, Inc.	516,070	14,295,139
Group 1 Automotive, Inc.	43,800	2,756,772
Haverty Furniture Companies, Inc.	104,300	1,804,390
Lithia Motors, Inc. Class A (sub. vtg.)	69,355	8,363,519
National Vision Holdings, Inc. (a)	239,302	6,408,508
Office Depot, Inc.	995,000	2,457,650
Penske Automotive Group, Inc.	90,200	3,225,552
RH (a)(b)	14,825	3,215,394
Sally Beauty Holdings, Inc. (a)	2,246,715	29,297,164
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,938,104
Sportsman's Warehouse Holdings, Inc. (a)	670,269	7,486,905
Ulta Beauty, Inc. (a)	2,998	731,542
Williams-Sonoma, Inc.	194,099	16,150,978
Winmark Corp.	2,142	308,170
		156,272,237
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	230,782	3,470,961
Carter's, Inc.	276,649	23,766,916
Columbia Sportswear Co.	27,700	2,023,762
Crocs, Inc. (a)	313,092	8,970,086
Hanesbrands, Inc.	2,661,852	26,245,861
Levi Strauss & Co. Class A	168,982	2,279,567
PVH Corp.	64,400	2,928,268
Ralph Lauren Corp.	62,340	4,707,293
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,459,255	45,703,867
Steven Madden Ltd.	219,134	5,154,032
Unifi, Inc. (a)	109,713	1,506,359
		126,756,972

TOTAL CONSUMER DISCRETIONARY		929,754,872

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	9,779	5,522,495
Cott Corp.	635,565	7,645,847
Molson Coors Beverage Co. Class B	144,200	5,473,832
National Beverage Corp. (a)(b)	10,540	600,569
		19,242,743
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	575,710	20,725,560
Casey's General Stores, Inc.	72,200	11,532,506
Grocery Outlet Holding Corp.	147,457	5,427,892
Kroger Co.	108,259	3,531,409
Performance Food Group Co. (a)	539,711	14,383,298
SpartanNash Co.	128,500	2,751,185
U.S. Foods Holding Corp. (a)	236,450	4,525,653
Weis Markets, Inc.	54,300	3,026,139
		65,903,642
Food Products - 1.7%
Flowers Foods, Inc.	146,100	3,446,499
Fresh Del Monte Produce, Inc.	48,945	1,218,241
Freshpet, Inc. (a)	142,088	10,966,352
Hostess Brands, Inc. Class A (a)	638,150	7,705,661
Ingredion, Inc.	139,705	11,767,352
J&J Snack Foods Corp.	14,403	1,852,658
John B. Sanfilippo & Son, Inc.	8,481	737,338
Lamb Weston Holdings, Inc.	222,606	13,369,716
Lancaster Colony Corp.	19,090	2,929,551
Nomad Foods Ltd. (a)	1,727,448	36,587,349
Pilgrim's Pride Corp. (a)	178,900	3,697,863
Post Holdings, Inc. (a)	13,402	1,166,778
Premium Brands Holdings Corp.	82,644	5,234,090
SunOpta, Inc. (a)	356,598	1,672,445
The Hain Celestial Group, Inc. (a)	314,721	9,907,417
The J.M. Smucker Co.	70,800	8,066,244
Tootsie Roll Industries, Inc. (b)	16,667	593,679
TreeHouse Foods, Inc. (a)	142,533	7,512,914
		128,432,147
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,100	3,737,766
Energizer Holdings, Inc.	207,515	9,105,758
Reynolds Consumer Products, Inc.	61,622	2,057,559
Spectrum Brands Holdings, Inc.	56,594	2,678,028
WD-40 Co.	13,220	2,536,257
		20,115,368
Personal Products - 0.3%
elf Beauty, Inc. (a)	656,686	11,255,598
Herbalife Nutrition Ltd. (a)	89,519	3,924,513
LifeVantage Corp. (a)	10,783	165,088
MediFast, Inc. (b)	54,506	5,578,144
Nu Skin Enterprises, Inc. Class A	145,449	5,407,794
USANA Health Sciences, Inc. (a)	12,109	1,025,874
		27,357,011
Tobacco - 0.1%
Universal Corp.	102,735	4,526,504

TOTAL CONSUMER STAPLES		265,577,415

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Apergy Corp. (a)(b)	93,482	847,882
Dril-Quip, Inc. (a)	154,733	4,702,336
Halliburton Co.	211,662	2,487,029
		8,037,247
Oil, Gas & Consumable Fuels - 0.7%
Arch Resources, Inc. (b)	21,000	692,160
Cabot Oil & Gas Corp.	31,800	630,912
Canacol Energy Ltd.	192,179	557,319
Cenovus Energy, Inc.	267,253	1,157,205
Cimarex Energy Co.	49,628	1,304,224
Comstock Resources, Inc. (a)(b)	227,728	1,220,622
CONSOL Energy, Inc. (a)	22,940	156,221
Delek U.S. Holdings, Inc.	139,400	2,741,998
Devon Energy Corp.	237,100	2,563,051
Diamondback Energy, Inc.	44,258	1,884,506
EQT Corp.	359,489	4,795,583
HollyFrontier Corp.	422,603	13,290,864
Magnolia Oil & Gas Corp. Class A (a)	181,500	1,007,325
Noble Energy, Inc.	127,962	1,117,108
PBF Energy, Inc. Class A	152,200	1,616,364
Southwestern Energy Co. (a)	800,000	2,408,000
Tourmaline Oil Corp.	415,348	4,120,003
W&T Offshore, Inc. (a)(b)	480,500	1,254,105
World Fuel Services Corp.	356,812	9,091,570
		51,609,140

TOTAL ENERGY		59,646,387

FINANCIALS - 10.6%
Banks - 3.6%
Associated Banc-Corp.	561,299	7,863,799
Bank of Hawaii Corp.	34,731	2,234,245
Bank OZK	481,664	10,832,623
BankUnited, Inc.	808,313	14,937,624
Berkshire Hills Bancorp, Inc.	84,000	908,880
Boston Private Financial Holdings, Inc.	97,600	670,512
Cathay General Bancorp	102,900	2,797,851
Centerstate Banks of Florida, Inc.	135,704	2,144,123
CIT Group, Inc.	136,200	2,470,668
Citizens Financial Group, Inc.	300,900	7,251,690
Columbia Banking Systems, Inc.	55,649	1,355,610
Comerica, Inc.	158,071	5,745,881
Commerce Bancshares, Inc.	203,182	12,948,789
Cullen/Frost Bankers, Inc.	119,345	9,066,640
East West Bancorp, Inc.	77,701	2,715,650
Fifth Third Bancorp	472,475	9,161,290
First Citizens Bancshares, Inc.	6,667	2,566,795
First Financial Bankshares, Inc.	106,141	3,252,160
First Foundation, Inc.	70,200	1,045,980
First Hawaiian, Inc.	761,805	13,141,136
First Horizon National Corp.	306,737	2,867,991
First Merchants Corp.	88,853	2,493,215
FNB Corp., Pennsylvania	230,100	1,705,041
Fulton Financial Corp.	239,600	2,685,916
Hancock Whitney Corp.	82,900	1,792,298
Hanmi Financial Corp.	108,800	982,464
Hope Bancorp, Inc.	395,500	3,755,273
Huntington Bancshares, Inc.	756,262	6,723,169
IBERIABANK Corp.	285,727	12,117,682
KeyCorp	535,466	6,345,272
PacWest Bancorp	122,800	2,125,668
Peoples Bancorp, Inc.	40,051	899,946
Preferred Bank, Los Angeles	13,127	493,181
Regions Financial Corp.	682,820	7,722,694
ServisFirst Bancshares, Inc.	304,341	10,615,414
Signature Bank	110,150	11,335,537
Sterling Bancorp	418,018	5,141,621
SVB Financial Group (a)	28,630	6,148,293
Synovus Financial Corp.	439,726	8,438,342
TCF Financial Corp.	216,500	6,261,180
Texas Capital Bancshares, Inc. (a)	126,879	3,395,282
Umpqua Holdings Corp.	797,897	9,088,047
United Community Bank, Inc.	213,500	4,173,925
Veritex Holdings, Inc.	102,445	1,794,836
Webster Financial Corp.	219,437	6,210,067
Western Alliance Bancorp.	521,104	19,880,118
Zions Bancorp NA	486,716	16,015,390
		274,319,808
Capital Markets - 2.3%
Ameriprise Financial, Inc.	21,804	3,054,086
Ares Management Corp.	134,200	5,067,392
Artisan Partners Asset Management, Inc.	51,562	1,493,751
Cohen & Steers, Inc.	20,966	1,332,389
Cowen Group, Inc. Class A	34,600	452,222
Diamond Hill Investment Group, Inc.	3,002	315,090
E*TRADE Financial Corp.	216,830	9,874,438
Eaton Vance Corp. (non-vtg.)	327,891	11,820,471
Evercore, Inc. Class A	118,694	6,541,226
FactSet Research Systems, Inc.	36,957	11,364,647
Federated Hermes, Inc. Class B (non-vtg.)	92,678	2,051,891
Focus Financial Partners, Inc. Class A (a)(b)	226,285	6,299,774
FS KKR Capital Corp. (b)	431,000	1,599,010
Houlihan Lokey	42,338	2,560,602
Lazard Ltd. Class A	689,974	18,532,702
Legg Mason, Inc.	13,748	685,063
LPL Financial	286,876	20,480,078
Moelis & Co. Class A	512,250	17,226,968
Morningstar, Inc.	107,453	16,474,694
Newtek Business Services Corp.	120,383	2,065,772
Oaktree Specialty Lending Corp.	547,600	2,480,628
PJT Partners, Inc.	69,534	3,802,814
Prospect Capital Corp. (b)	499,800	2,533,986
SEI Investments Co.	121,756	6,601,610
Stifel Financial Corp.	21,777	1,038,981
Tradeweb Markets, Inc. Class A	75,816	5,000,823
Victory Capital Holdings, Inc.	569,313	9,513,220
Waddell & Reed Financial, Inc. Class A (b)	65,142	849,452
WisdomTree Investments, Inc.	1,910,260	5,711,677
		176,825,457
Consumer Finance - 0.8%
Ally Financial, Inc.	244,300	4,260,592
Credit Acceptance Corp. (a)(b)	13,419	4,962,615
CURO Group Holdings Corp.	10,632	71,128
Encore Capital Group, Inc. (a)(b)	119,801	3,806,078
Enova International, Inc. (a)	32,572	460,894
First Cash Financial Services, Inc.	134,035	9,351,622
LendingTree, Inc. (a)(b)	16,638	4,326,213
Navient Corp.	1,778,514	13,232,144
OneMain Holdings, Inc.	200,234	4,671,459
PRA Group, Inc. (a)	94,369	3,219,870
Regional Management Corp. (a)	68,700	1,089,582
SLM Corp.	1,278,593	9,691,735
Synchrony Financial	146,765	2,989,603
		62,133,535
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	893,260
Voya Financial, Inc.	186,600	8,406,330
		9,299,590
Insurance - 2.9%
Alleghany Corp.	7,927	4,067,344
American Financial Group, Inc.	149,954	9,033,229
Amerisafe, Inc.	18,617	1,142,711
Assurant, Inc.	53,185	5,455,717
Assured Guaranty Ltd.	290,548	7,533,910
Athene Holding Ltd. (a)	114,441	3,306,200
Axis Capital Holdings Ltd.	220,524	8,278,471
Brown & Brown, Inc.	46,500	1,869,300
CNA Financial Corp.	253,700	7,669,351
CNO Financial Group, Inc.	339,200	4,867,520
Crawford & Co. Class B	166,972	958,419
eHealth, Inc. (a)	55,341	7,217,573
Enstar Group Ltd. (a)	14,233	2,026,779
Erie Indemnity Co. Class A	17,823	3,212,418
Everest Re Group Ltd.	90,981	18,051,540
First American Financial Corp.	435,812	22,004,148
Genworth Financial, Inc. Class A	149,800	456,890
Globe Life, Inc.	13,100	1,008,962
Goosehead Insurance (a)(b)	66,050	3,959,698
Hanover Insurance Group, Inc.	75,318	7,558,161
Health Insurance Innovations, Inc. (a)(b)	10,673	209,511
Heritage Insurance Holdings, Inc.	127,900	1,603,866
Kemper Corp.	69,023	4,376,058
Kinsale Capital Group, Inc.	128,355	19,165,969
Lincoln National Corp.	154,900	5,875,357
National General Holdings Corp.	321,445	6,525,334
Old Republic International Corp.	614,170	9,574,910
Palomar Holdings, Inc. (a)	11,008	819,215
Primerica, Inc.	39,900	4,534,236
Reinsurance Group of America, Inc.	210,855	19,135,091
RLI Corp.	238,545	18,835,513
Selective Insurance Group, Inc.	80,610	4,227,995
Selectquote, Inc.	2,750	75,680
Universal Insurance Holdings, Inc.	129,479	2,312,495
Unum Group	241,300	3,655,695
White Mountains Insurance Group Ltd.	5,463	5,001,704
		225,606,970
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	261,245	3,380,510
Annaly Capital Management, Inc.	349,000	2,149,840
Ares Commercial Real Estate Corp.	131,776	981,731
Blackstone Mortgage Trust, Inc.	103,041	2,430,737
Chimera Investment Corp. (b)	176,100	1,463,391
MFA Financial, Inc.	419,200	708,448
New York Mortgage Trust, Inc.	403,200	838,656
Redwood Trust, Inc.	219,495	1,174,298
Starwood Property Trust, Inc.	242,190	3,211,439
Two Harbors Investment Corp.	595,888	2,693,414
		19,032,464
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	166,132	3,621,678
Essent Group Ltd.	564,432	18,654,478
Farmer Mac Class C (non-vtg.)	52,564	3,370,929
Meta Financial Group, Inc.	86,650	1,570,098
MGIC Investment Corp.	501,700	4,118,957
NMI Holdings, Inc. (a)	310,761	4,774,843
Radian Group, Inc.	282,871	4,491,991
Walker & Dunlop, Inc.	145,169	5,879,345
WMI Holdings Corp. (a)	199,778	2,227,525
		48,709,844

TOTAL FINANCIALS		815,927,668

HEALTH CARE - 14.0%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	113,022	5,614,933
ADC Therapeutics SA (a)(b)	26,332	972,967
Agios Pharmaceuticals, Inc. (a)	154,199	7,978,256
Aimmune Therapeutics, Inc. (a)(b)	182,718	3,034,946
Akebia Therapeutics, Inc. (a)	215,943	2,513,577
Allogene Therapeutics, Inc. (a)(b)	65,210	3,140,514
Anika Therapeutics, Inc. (a)	13,756	461,239
Applied Genetic Technologies Corp. (a)	420,290	2,017,392
Arena Pharmaceuticals, Inc. (a)	50,880	3,041,098
Ascendis Pharma A/S sponsored ADR (a)	19,891	2,893,942
Aurinia Pharmaceuticals, Inc. (a)	47,200	749,064
Avid Bioservices, Inc. (a)	149,713	874,324
BeiGene Ltd. ADR (a)(b)	13,890	2,299,351
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	56,326	3,518,685
BioMarin Pharmaceutical, Inc. (a)	55,510	5,914,591
Biospecifics Technologies Corp. (a)	5,514	342,971
Blueprint Medicines Corp. (a)	71,225	4,639,597
Castle Biosciences, Inc.	36,789	1,413,801
Coherus BioSciences, Inc. (a)	163,860	3,054,350
DBV Technologies SA sponsored ADR (a)(b)	548,016	2,657,878
Deciphera Pharmaceuticals, Inc. (a)	188,285	11,027,852
Emergent BioSolutions, Inc. (a)	191,046	15,950,431
Exact Sciences Corp. (a)	214,550	18,425,554
Exelixis, Inc. (a)	159,029	3,929,607
Gilead Sciences, Inc.	34,835	2,711,208
Global Blood Therapeutics, Inc. (a)	87,375	6,109,260
Gossamer Bio, Inc. (a)	87,186	1,059,310
Halozyme Therapeutics, Inc. (a)	728,905	17,690,524
Heron Therapeutics, Inc. (a)	523,359	9,535,601
Immunomedics, Inc. (a)	627,371	21,073,392
Insmed, Inc. (a)	75,222	1,827,142
Iovance Biotherapeutics, Inc. (a)	112,971	3,625,239
Karyopharm Therapeutics, Inc. (a)	143,644	2,655,978
Kodiak Sciences, Inc. (a)(b)	122,655	7,924,740
Ligand Pharmaceuticals, Inc. Class B (a)(b)	157,574	16,004,791
Madrigal Pharmaceuticals, Inc. (a)(b)	19,789	2,295,920
Neurocrine Biosciences, Inc. (a)	304,703	38,014,746
NextCure, Inc.	51,550	1,608,876
Pluristem Therapeutics, Inc. (a)(b)	108,792	873,600
Precision BioSciences, Inc. (a)(b)	114,053	799,512
PTC Therapeutics, Inc. (a)	81,060	4,110,553
Puma Biotechnology, Inc. (a)(b)	51,909	529,991
Recro Pharma, Inc. (a)	105,314	476,019
Repligen Corp. (a)	43,945	5,755,477
Sarepta Therapeutics, Inc. (a)	56,310	8,574,324
Seattle Genetics, Inc. (a)	17,700	2,782,617
Syros Pharmaceuticals, Inc. (a)(b)	359,393	3,518,457
Turning Point Therapeutics, Inc. (a)	44,388	3,073,869
Ultragenyx Pharmaceutical, Inc. (a)	51,318	3,513,230
United Therapeutics Corp. (a)	80,321	9,473,862
Viking Therapeutics, Inc. (a)(b)	836,836	5,983,377
Vir Biotechnology, Inc. (a)	70,046	2,394,172
		290,462,707
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (a)	57,136	12,792,750
Atricure, Inc. (a)	50,600	2,419,186
Atrion Corp.	1,378	884,662
AxoGen, Inc. (a)	1,045,465	10,141,011
Beyond Air, Inc. (a)(b)	127,753	930,042
Cantel Medical Corp.	31,556	1,327,876
Chembio Diagnostics, Inc. (a)(b)	232,234	2,236,413
Endologix, Inc. (a)(b)	452,524	332,786
Envista Holdings Corp. (a)	306,368	6,476,620
Genmark Diagnostics, Inc. (a)	464,143	4,404,717
Haemonetics Corp. (a)	14,869	1,630,832
Hill-Rom Holdings, Inc.	8,659	880,361
Hologic, Inc. (a)	249,209	13,208,077
ICU Medical, Inc. (a)	49,560	9,893,167
IDEXX Laboratories, Inc. (a)	66,357	20,496,350
Inari Medical, Inc.	21,424	942,656
Insulet Corp. (a)	68,025	12,827,474
Integra LifeSciences Holdings Corp. (a)	81,473	4,245,558
iRhythm Technologies, Inc. (a)	56,280	6,996,167
LeMaitre Vascular, Inc.	10,513	282,695
Masimo Corp. (a)	52,217	12,542,001
Meridian Bioscience, Inc. (a)	35,933	555,524
Merit Medical Systems, Inc. (a)	586,693	26,395,318
Neogen Corp. (a)	50,570	3,601,595
Nevro Corp. (a)	45,851	5,758,886
Penumbra, Inc. (a)	28,713	4,950,695
Quidel Corp. (a)	96,928	16,962,400
Semler Scientific, Inc. (a)	99,800	4,220,542
STERIS PLC	254,892	42,284,034
Tandem Diabetes Care, Inc. (a)	26,800	2,228,420
Teleflex, Inc.	31,992	11,608,617
The Cooper Companies, Inc.	65,761	20,844,922
West Pharmaceutical Services, Inc.	149,056	32,202,058
		297,504,412
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)	31,020	5,957,391
BioTelemetry, Inc. (a)	493,241	23,271,110
Centene Corp. (a)	243,475	16,130,219
Chemed Corp.	30,393	14,543,354
Corvel Corp. (a)	7,786	528,592
DaVita HealthCare Partners, Inc. (a)	63,300	5,124,768
Encompass Health Corp.	326,748	23,934,291
Five Star Sr Living, Inc. (a)	40,440	150,032
Guardant Health, Inc. (a)	81,223	7,341,747
HealthEquity, Inc. (a)	275,661	17,082,712
LHC Group, Inc. (a)	69,870	11,354,574
MEDNAX, Inc. (a)	1,213,670	18,848,295
Molina Healthcare, Inc. (a)	207,916	38,634,951
National Research Corp. Class A	11,536	654,322
Owens & Minor, Inc.	266,300	2,111,759
Premier, Inc. (a)	592,710	20,620,381
Quest Diagnostics, Inc.	64,400	7,617,232
R1 RCM, Inc. (a)	334,355	3,547,507
Select Medical Holdings Corp. (a)	297,200	4,796,808
U.S. Physical Therapy, Inc.	10,551	782,251
Universal Health Services, Inc. Class B	59,264	6,249,389
		229,281,685
Health Care Technology - 0.4%
Change Healthcare, Inc.	455,590	5,685,763
iCAD, Inc. (a)	143,327	1,682,659
Livongo Health, Inc. (b)	34,100	2,043,613
Phreesia, Inc.	42,100	1,234,372
Simulations Plus, Inc. (b)	11,724	594,055
Teladoc Health, Inc. (a)(b)	63,260	11,011,036
Veeva Systems, Inc. Class A (a)	36,490	7,986,566
		30,238,064
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	68,809	5,365,038
Avantor, Inc.	267,761	5,079,426
Bio-Rad Laboratories, Inc. Class A (a)	26,777	13,156,076
Bio-Techne Corp.	36,764	9,735,107
Bruker Corp.	131,444	5,688,896
Frontage Holdings Corp. (a)(c)	622,000	330,557
ICON PLC (a)	117,446	19,783,779
Medpace Holdings, Inc. (a)	26,410	2,451,376
PPD, Inc.	124,325	3,386,613
Quanterix Corp. (a)	69,633	1,921,174
Syneos Health, Inc. (a)	605,956	36,957,256
		103,855,298
Pharmaceuticals - 1.6%
Aerie Pharmaceuticals, Inc. (a)(b)	166,902	2,341,635
Catalent, Inc. (a)	306,248	23,804,657
Collegium Pharmaceutical, Inc. (a)(b)	106,282	2,343,518
GW Pharmaceuticals PLC ADR (a)(b)	71,902	8,825,971
Horizon Pharma PLC (a)	354,550	17,986,322
Innoviva, Inc. (a)	267,362	3,735,047
Jazz Pharmaceuticals PLC (a)	123,976	14,792,816
Lannett Co., Inc. (a)(b)	177,600	1,358,640
Nektar Therapeutics (a)	123,348	2,676,652
Pacira Biosciences, Inc. (a)	83,958	3,689,954
Perrigo Co. PLC	104,860	5,743,182
Pfizer, Inc.	155,388	5,934,268
Prestige Brands Holdings, Inc. (a)	88,948	3,753,606
Reata Pharmaceuticals, Inc. (a)	30,597	4,446,356
Revance Therapeutics, Inc. (a)(b)	680,225	14,216,703
Supernus Pharmaceuticals, Inc. (a)	160,943	3,881,945
Zogenix, Inc. (a)	66,272	1,930,503
Zynerba Pharmaceuticals, Inc. (a)(b)	385,024	2,025,226
		123,487,001

TOTAL HEALTH CARE		1,074,829,167

INDUSTRIALS - 15.6%
Aerospace & Defense - 0.8%
AAR Corp.	181,069	3,652,162
Axon Enterprise, Inc. (a)	75,989	5,772,124
Curtiss-Wright Corp.	48,881	4,902,764
HEICO Corp. Class A	64,518	5,416,286
Howmet Aerospace, Inc.	146,121	1,911,263
Huntington Ingalls Industries, Inc.	63,505	12,694,014
Mercury Systems, Inc. (a)	101,580	9,076,173
Moog, Inc. Class A	52,400	2,844,796
National Presto Industries, Inc.	4,180	376,158
Northrop Grumman Corp.	5,551	1,860,695
PAE, Inc. (a)(b)	269,012	2,528,713
Teledyne Technologies, Inc. (a)	7,000	2,618,840
Textron, Inc.	196,658	6,090,498
		59,744,486
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	75,884	2,964,029
C.H. Robinson Worldwide, Inc.	179,509	14,563,565
Forward Air Corp.	157,155	7,807,460
Hub Group, Inc. Class A (a)	6,759	316,118
XPO Logistics, Inc. (a)	232,519	18,324,822
		43,975,994
Airlines - 0.3%
Alaska Air Group, Inc.	260,964	8,922,359
JetBlue Airways Corp. (a)	520,555	5,241,989
SkyWest, Inc.	292,943	9,394,682
		23,559,030
Building Products - 1.4%
A.O. Smith Corp.	125,101	5,942,298
AAON, Inc.	35,328	1,913,718
Advanced Drain Systems, Inc.	57,830	2,564,182
Apogee Enterprises, Inc.	76,492	1,579,560
Armstrong World Industries, Inc.	198,376	14,955,567
CSW Industrials, Inc.	13,276	950,031
Fortune Brands Home & Security, Inc.	239,725	14,613,636
Lennox International, Inc.	66,135	14,142,308
Masonite International Corp. (a)	249,172	16,540,037
Owens Corning	175,269	9,201,623
Patrick Industries, Inc.	155,027	8,041,250
Simpson Manufacturing Co. Ltd.	35,969	2,879,678
Trex Co., Inc. (a)	105,021	12,615,123
		105,939,011
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	961,369	29,542,869
ACCO Brands Corp.	513,344	3,177,599
Casella Waste Systems, Inc. Class A (a)	18,227	928,666
Cimpress PLC (a)(b)	119,131	10,737,277
Clean Harbors, Inc. (a)	314,212	18,661,051
Copart, Inc. (a)	49,341	4,410,592
Covanta Holding Corp.	167,827	1,510,443
Deluxe Corp.	113,856	2,656,260
Harsco Corp. (a)	275,679	3,076,578
Healthcare Services Group, Inc.	598,429	14,314,422
Herman Miller, Inc.	215,187	4,953,605
IAA Spinco, Inc. (a)	597,141	24,482,781
KAR Auction Services, Inc.	543,433	7,798,264
MSA Safety, Inc.	190,110	22,611,683
Pitney Bowes, Inc. (b)	367,000	869,790
Ritchie Bros. Auctioneers, Inc.	551,067	23,844,669
Rollins, Inc.	61,270	2,561,086
Steelcase, Inc. Class A	279,500	3,236,610
The Brink's Co.	91,087	3,652,589
UniFirst Corp.	13,417	2,412,377
Waste Connection, Inc. (United States)	262,544	24,689,638
		210,128,849
Construction & Engineering - 0.5%
AECOM (a)	288,920	11,201,428
Aegion Corp. (a)	164,168	2,464,162
Jacobs Engineering Group, Inc.	56,250	4,726,125
MasTec, Inc. (a)	114,512	4,483,145
Quanta Services, Inc.	229,236	8,465,685
Williams Scotsman Corp. (a)	633,193	8,446,795
		39,787,340
Electrical Equipment - 1.3%
Acuity Brands, Inc.	67,153	5,785,231
AMETEK, Inc.	57,162	5,242,327
EnerSys	251,867	15,943,181
Generac Holdings, Inc. (a)	233,535	25,985,439
Hubbell, Inc. Class B	47,560	5,822,295
nVent Electric PLC	141,944	2,601,834
Regal Beloit Corp.	190,332	15,139,007
Sensata Technologies, Inc. PLC (a)	600,438	21,405,615
Vicor Corp. (a)	20,080	1,224,478
		99,149,407
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	56,772	6,804,692
Raven Industries, Inc.	31,255	670,420
		7,475,112
Machinery - 4.1%
AGCO Corp.	93,400	5,158,482
Allison Transmission Holdings, Inc.	295,291	11,138,377
Crane Co.	65,409	3,644,589
Donaldson Co., Inc.	111,188	5,275,871
Douglas Dynamics, Inc.	159,115	5,814,062
Flowserve Corp.	29,400	767,340
Gardner Denver Holdings, Inc. (a)	269,362	7,596,008
Gorman-Rupp Co.	16,573	508,128
Graco, Inc.	144,700	6,975,987
Hillenbrand, Inc.	149,322	3,843,548
IDEX Corp.	189,881	30,261,335
ITT, Inc.	76,161	4,394,490
John Bean Technologies Corp.	187,996	15,443,871
Kennametal, Inc.	517,737	14,362,024
Lincoln Electric Holdings, Inc.	256,767	21,098,544
Meritor, Inc. (a)	219,680	4,477,078
Middleby Corp. (a)	234,876	15,995,056
Nordson Corp.	170,984	32,204,836
Omega Flex, Inc.	2,824	288,895
Oshkosh Corp.	194,760	13,987,663
Proto Labs, Inc. (a)	23,537	2,973,900
RBC Bearings, Inc. (a)	108,068	15,199,764
Rexnord Corp.	104,809	3,154,751
Snap-On, Inc.	152,279	19,749,064
Tennant Co.	207,133	13,244,084
The Shyft Group, Inc.	204,736	3,496,891
Timken Co.	98,800	4,202,952
Toro Co.	345,604	24,562,076
Trinity Industries, Inc. (b)	206,600	4,125,802
Welbilt, Inc. (a)	260,280	1,582,502
Woodward, Inc.	238,967	16,388,357
		311,916,327
Marine - 0.4%
Kirby Corp. (a)	343,011	17,589,604
Matson, Inc.	505,700	14,447,849
		32,037,453
Professional Services - 1.5%
ASGN, Inc. (a)	131,714	8,112,265
Barrett Business Services, Inc.	7,229	366,510
CoreLogic, Inc.	177,785	8,811,025
CoStar Group, Inc. (a)	16,709	10,974,471
Exponent, Inc.	45,219	3,357,059
FTI Consulting, Inc. (a)	124,321	14,975,708
Huron Consulting Group, Inc. (a)	42,708	1,975,672
ICF International, Inc.	30,526	2,001,895
InnerWorkings, Inc. (a)	1,070,483	1,273,875
Kforce, Inc.	19,089	576,488
Manpower, Inc.	148,595	10,273,858
Robert Half International, Inc.	113,409	5,754,373
TransUnion Holding Co., Inc.	141,500	12,210,035
TriNet Group, Inc. (a)	624,833	33,572,277
		114,235,511
Road & Rail - 0.8%
Daseke, Inc. (a)	90,295	249,666
Heartland Express, Inc.	367,224	8,042,206
Kansas City Southern	34,440	5,183,909
Knight-Swift Transportation Holdings, Inc. Class A	591,543	24,614,104
Landstar System, Inc.	176,413	20,509,775
Old Dominion Freight Lines, Inc.	22,200	3,798,198
Schneider National, Inc. Class B	83,300	2,013,361
		64,411,219
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	121,183	3,648,820
Alta Equipment Group, Inc. (a)	554,317	3,713,924
Applied Industrial Technologies, Inc.	91,538	5,309,204
BMC Stock Holdings, Inc. (a)	87,205	2,282,155
EVI Industries, Inc. (a)(b)	97,348	1,913,862
H&E Equipment Services, Inc.	134,437	2,304,250
HD Supply Holdings, Inc. (a)	145,470	4,612,854
Kaman Corp.	24,306	972,240
MRC Global, Inc. (a)	750,346	4,442,048
MSC Industrial Direct Co., Inc. Class A	63,958	4,434,848
SiteOne Landscape Supply, Inc. (a)	133,571	14,199,933
Transcat, Inc. (a)	186,273	4,664,276
Triton International Ltd.	186,565	5,690,233
United Rentals, Inc. (a)	118,640	16,477,910
Watsco, Inc.	20,815	3,703,197
WESCO International, Inc. (a)	56,386	1,877,654
		80,247,408

TOTAL INDUSTRIALS		1,192,607,147

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.8%
Ciena Corp. (a)	384,493	21,247,083
Cisco Systems, Inc.	35,858	1,714,730
CommScope Holding Co., Inc. (a)	195,253	2,013,058
F5 Networks, Inc. (a)	112,966	16,371,033
Juniper Networks, Inc.	210,300	5,101,878
KVH Industries, Inc. (a)	206,370	1,896,540
NetScout Systems, Inc. (a)	225,243	6,187,425
Nokia Corp. sponsored ADR (b)	911,482	3,600,354
Radware Ltd. (a)	137,928	3,285,445
Viavi Solutions, Inc. (a)	248,950	2,885,331
		64,302,877
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	188,045	12,990,149
Avnet, Inc.	50,500	1,375,620
Badger Meter, Inc.	28,080	1,718,215
Belden, Inc.	924,859	31,482,200
Cognex Corp.	371,106	21,056,554
Coherent, Inc. (a)	24,405	3,543,850
Dolby Laboratories, Inc. Class A	61,708	3,747,527
Flextronics International Ltd. (a)	411,366	3,994,364
FLIR Systems, Inc.	196,785	9,091,467
Insight Enterprises, Inc. (a)	97,122	4,978,474
IPG Photonics Corp. (a)	62,281	9,678,467
Jabil, Inc.	196,800	5,888,256
Littelfuse, Inc.	33,116	5,381,019
National Instruments Corp.	113,785	4,405,755
Novanta, Inc. (a)	60,316	6,195,056
Par Technology Corp. (a)(b)	178,282	4,458,833
Powerfleet, Inc. (a)	634,846	2,983,776
Rogers Corp. (a)	17,915	1,939,478
Sanmina Corp. (a)	117,700	3,131,997
ScanSource, Inc. (a)	71,700	1,767,405
SYNNEX Corp.	135,681	14,470,379
Trimble, Inc. (a)	392,721	15,363,246
TTM Technologies, Inc. (a)	714,518	8,266,973
Vishay Intertechnology, Inc.	576,146	9,368,134
		187,277,194
IT Services - 3.4%
3PEA International, Inc. (a)(b)	25,877	186,832
Akamai Technologies, Inc. (a)	24,997	2,644,683
Amdocs Ltd.	322,044	20,050,459
Black Knight, Inc. (a)	161,391	12,423,879
Booz Allen Hamilton Holding Corp. Class A	35,356	2,819,995
Broadridge Financial Solutions, Inc.	100,520	12,172,972
CACI International, Inc. Class A (a)	16,978	4,257,743
Cass Information Systems, Inc.	11,604	468,105
Computer Services, Inc.	204,773	10,226,364
DXC Technology Co.	87,588	1,244,625
Equiniti Group PLC (c)	2,398,754	3,951,923
Euronet Worldwide, Inc. (a)	205,116	19,430,639
EVERTEC, Inc.	181,391	5,282,106
Gartner, Inc. (a)	107,216	13,048,187
Genpact Ltd.	145,610	5,234,680
GoDaddy, Inc. (a)	219,388	16,947,723
Hackett Group, Inc.	25,947	357,809
Jack Henry & Associates, Inc.	75,667	13,685,134
Maximus, Inc.	170,231	12,260,037
MongoDB, Inc. Class A (a)	5,260	1,220,899
NIC, Inc.	64,595	1,554,156
PayPal Holdings, Inc. (a)	13,877	2,151,074
Perficient, Inc. (a)	31,458	1,070,830
PFSweb, Inc. (a)	232,903	1,381,115
Science Applications International Corp.	112,559	9,909,694
Switch, Inc. Class A	448,430	8,569,497
Sykes Enterprises, Inc. (a)	72,500	1,976,350
The Western Union Co.	154,700	3,097,094
Ttec Holdings, Inc.	102,097	4,324,829
Twilio, Inc. Class A (a)	35,701	7,054,518
Unisys Corp. (a)	1,199,293	13,623,968
WEX, Inc. (a)	103,720	15,358,858
Wix.com Ltd. (a)	104,183	23,163,006
WNS Holdings Ltd. sponsored ADR (a)	136,590	6,602,761
		257,752,544
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc. (a)	289,600	3,063,968
AXT, Inc. (a)	486,059	2,571,252
Cabot Microelectronics Corp.	136,169	19,725,441
Cirrus Logic, Inc. (a)	31,300	2,268,624
Cree, Inc. (a)	44,532	2,346,391
Diodes, Inc. (a)	117,500	5,715,200
Entegris, Inc.	229,702	13,754,556
First Solar, Inc. (a)	37,011	1,725,453
Inphi Corp. (a)	38,170	4,796,824
Kulicke & Soffa Industries, Inc.	338,938	7,578,654
Lattice Semiconductor Corp. (a)	472,476	11,750,478
Maxim Integrated Products, Inc.	245,970	14,187,550
MaxLinear, Inc. Class A (a)	450,632	7,804,946
MKS Instruments, Inc.	105,929	11,189,280
Monolithic Power Systems, Inc.	97,889	20,532,218
NVE Corp.	4,674	282,917
ON Semiconductor Corp. (a)	2,315,794	38,187,443
Power Integrations, Inc.	28,383	3,075,298
Qorvo, Inc. (a)	67,300	7,049,002
Semtech Corp. (a)	261,587	13,911,197
Silicon Laboratories, Inc. (a)	91,808	8,598,737
Skyworks Solutions, Inc.	13,300	1,576,582
Ultra Clean Holdings, Inc. (a)	144,944	3,004,689
Universal Display Corp.	81,737	11,982,644
		216,679,344
Software - 8.7%
2U, Inc. (a)(b)	926,544	33,791,060
ACI Worldwide, Inc. (a)	688,282	18,982,818
Allot Ltd. (a)	170,919	1,823,706
Anaplan, Inc. (a)	114,906	5,276,484
ANSYS, Inc. (a)	13,304	3,765,032
Aspen Technology, Inc. (a)	182,813	19,312,365
Avalara, Inc. (a)	56,253	6,022,446
Blackbaud, Inc.	33,700	1,975,157
Box, Inc. Class A (a)	102,500	2,047,950
CDK Global, Inc.	497,205	19,545,129
ChannelAdvisor Corp. (a)	329,440	4,595,688
Cloudera, Inc. (a)(b)	782,394	8,019,539
CommVault Systems, Inc. (a)	214,464	8,677,213
Cornerstone OnDemand, Inc. (a)	97,608	3,772,549
Coupa Software, Inc. (a)	76,410	17,384,039
Crowdstrike Holdings, Inc.	72,645	6,378,957
Datadog, Inc. Class A (a)	76,460	5,449,304
DocuSign, Inc. (a)	102,270	14,291,210
Domo, Inc. Class B (a)	215,483	5,456,030
Dynatrace, Inc.	155,363	5,976,815
Ebix, Inc. (b)	99,923	2,239,274
Elastic NV (a)	17,500	1,503,600
Enghouse Systems Ltd.	214,682	9,330,407
Everbridge, Inc. (a)	71,667	10,482,015
Fair Isaac Corp. (a)	37,800	15,220,170
FireEye, Inc. (a)	990,626	12,363,012
Five9, Inc. (a)	8,861	923,316
Guidewire Software, Inc. (a)	107,008	10,976,881
HubSpot, Inc. (a)	45,487	9,094,671
j2 Global, Inc.	613,129	48,008,001
LivePerson, Inc. (a)	144,838	5,424,183
LogMeIn, Inc.	247,172	20,984,903
Manhattan Associates, Inc. (a)	128,988	11,402,539
Microsoft Corp.	25,950	4,755,338
Mimecast Ltd. (a)	85,474	3,571,104
Model N, Inc. (a)	102,058	3,278,103
New Relic, Inc. (a)	185,403	12,264,408
Nortonlifelock, Inc.	17,200	391,816
Nuance Communications, Inc. (a)	995,303	22,772,533
Parametric Technology Corp. (a)	33,800	2,581,644
Paycom Software, Inc. (a)	34,387	10,220,848
Paylocity Holding Corp. (a)	34,587	4,496,483
Pluralsight, Inc. (a)(b)	1,415,721	29,489,468
Proofpoint, Inc. (a)	150,936	17,549,329
Q2 Holdings, Inc. (a)	160,002	13,219,365
Qualys, Inc. (a)	97,365	11,228,132
Rapid7, Inc. (a)	39,654	1,938,684
RealPage, Inc. (a)	93,603	6,348,155
RingCentral, Inc. (a)	94,460	25,905,655
Slack Technologies, Inc. Class A (a)(b)	99,910	3,501,846
Smartsheet, Inc. (a)	103,764	5,983,032
SolarWinds, Inc. (a)(b)	1,378,153	25,206,418
Splunk, Inc. (a)	95,508	17,749,207
Sprout Social, Inc. (a)(b)	73,126	2,014,621
SS&C Technologies Holdings, Inc.	518,045	29,992,215
Tenable Holdings, Inc. (a)	33,300	1,041,291
The Trade Desk, Inc. (a)(b)	45,894	14,298,735
Tyler Technologies, Inc. (a)	47,890	17,973,596
Upland Software, Inc. (a)	361,307	12,483,157
Verint Systems, Inc. (a)	99,188	4,599,348
Workiva, Inc. (a)	29,200	1,300,568
Zendesk, Inc. (a)	57,340	4,916,905
Zix Corp. (a)	658,471	4,424,925
Zoom Video Communications, Inc. Class A (a)	24,804	4,451,822
		670,445,214
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)	685,055	12,365,243
Quantum Corp. (a)	238,549	858,776
Seagate Technology LLC	127,000	6,736,080
Western Digital Corp.	86,210	3,825,138
Xerox Holdings Corp.	343,551	5,455,590
		29,240,827

TOTAL INFORMATION TECHNOLOGY		1,425,698,000

MATERIALS - 3.3%
Chemicals - 1.4%
Axalta Coating Systems Ltd. (a)	380,036	8,782,632
Balchem Corp.	9,500	956,175
Cabot Corp.	95,800	3,421,976
Celanese Corp. Class A	74,200	6,671,322
CF Industries Holdings, Inc.	40,200	1,180,674
Chase Corp.	6,999	697,450
Eastman Chemical Co.	114,700	7,808,776
FMC Corp.	90,759	8,931,593
Huntsman Corp.	545,254	9,896,360
Ingevity Corp. (a)	187,038	9,851,291
Innospec, Inc.	42,130	3,247,802
Minerals Technologies, Inc.	38,417	1,894,342
NewMarket Corp.	7,124	3,106,990
Olin Corp.	125,082	1,504,736
Orion Engineered Carbons SA	616,736	6,821,100
PolyOne Corp.	87,060	2,157,347
PQ Group Holdings, Inc. (a)	274,423	3,444,009
Sensient Technologies Corp.	40,823	2,046,049
Stepan Co.	19,322	1,877,326
The Chemours Co. LLC	315,683	4,138,604
The Mosaic Co.	253,267	3,061,998
Trinseo SA	260,971	5,370,783
Valvoline, Inc.	435,274	7,987,278
Venator Materials PLC (a)	242,645	317,865
Westlake Chemical Corp.	78,878	3,762,481
		108,936,959
Construction Materials - 0.0%
Eagle Materials, Inc.	39,736	2,652,775
Summit Materials, Inc. (a)	73,100	1,110,389
		3,763,164
Containers & Packaging - 1.4%
Aptargroup, Inc.	242,889	27,055,406
Avery Dennison Corp.	14,884	1,647,212
CCL Industries, Inc. Class B	396,673	13,365,044
Crown Holdings, Inc. (a)	203,065	13,286,543
Graphic Packaging Holding Co.	1,491,733	21,585,377
Greif, Inc. Class A	141,300	4,801,374
O-I Glass, Inc.	222,299	1,702,810
Packaging Corp. of America	91,314	9,260,153
Sealed Air Corp.	246,089	7,899,457
WestRock Co.	155,117	4,352,583
		104,955,959
Metals & Mining - 0.4%
Arconic Rolled Products Corp. (a)	36,530	528,589
Carpenter Technology Corp.	171,737	4,013,494
Cleveland-Cliffs, Inc. (b)	330,900	1,727,298
Coeur d'Alene Mines Corp. (a)	305,273	1,755,320
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Kaiser Aluminum Corp.	12,094	867,745
Kinross Gold Corp. (a)	472,197	3,092,890
Reliance Steel & Aluminum Co.	117,202	11,368,594
Royal Gold, Inc.	16,600	2,211,120
Steel Dynamics, Inc.	140,600	3,734,336
Worthington Industries, Inc.	35,607	1,065,361
		30,364,752
Paper & Forest Products - 0.1%
Domtar Corp.	79,600	1,623,840
Neenah, Inc.	16,221	820,134
Schweitzer-Mauduit International, Inc.	180,138	5,474,394
		7,918,368

TOTAL MATERIALS		255,939,202

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Campus Communities, Inc.	187,916	6,069,687
Americold Realty Trust	191,688	6,845,178
Apartment Investment & Management Co. Class A	54,700	2,016,789
Brandywine Realty Trust (SBI)	338,200	3,263,630
Brixmor Property Group, Inc.	313,300	3,496,428
Camden Property Trust (SBI)	94,784	8,679,371
City Office REIT, Inc.	182,900	1,697,312
CoreCivic, Inc.	159,700	1,921,191
CorEnergy Infrastructure Trust, Inc.	84,100	841,000
CoreSite Realty Corp.	20,500	2,558,810
Cousins Properties, Inc.	291,880	9,083,306
CubeSmart	715,213	20,354,962
CyrusOne, Inc.	21,400	1,590,876
DiamondRock Hospitality Co.	394,700	2,364,253
Easterly Government Properties, Inc.	229,175	5,745,417
EastGroup Properties, Inc.	119,191	13,855,954
Empire State Realty Trust, Inc.	136,000	901,680
Equity Commonwealth	513,668	17,310,612
Franklin Street Properties Corp.	275,093	1,468,997
Front Yard Residential Corp. Class B	251,169	1,883,768
Gaming & Leisure Properties	126,866	4,381,952
Global Net Lease, Inc.	190,184	2,668,282
Government Properties Income Trust	132,285	3,345,488
Healthcare Trust of America, Inc.	78,700	2,083,189
Hospitality Properties Trust (SBI)	254,722	1,719,374
Industrial Logistics Properties Trust	136,179	2,553,356
iStar Financial, Inc.	72,094	787,987
Lamar Advertising Co. Class A	82,974	5,501,176
Medical Properties Trust, Inc.	153,300	2,771,664
MGM Growth Properties LLC	296,880	8,232,482
Mid-America Apartment Communities, Inc.	118,877	13,832,528
National Retail Properties, Inc.	353,189	11,086,603
Omega Healthcare Investors, Inc.	205,100	6,386,814
Outfront Media, Inc.	774,723	10,877,111
Paramount Group, Inc.	408,700	3,151,077
Park Hotels & Resorts, Inc.	279,576	2,748,232
Physicians Realty Trust	360,400	6,224,108
Piedmont Office Realty Trust, Inc. Class A	427,800	7,135,704
Preferred Apartment Communities, Inc. Class A	193,740	1,354,243
Retail Value, Inc.	38,179	442,495
Ryman Hospitality Properties, Inc.	44,629	1,525,419
Sabra Health Care REIT, Inc.	245,600	3,305,776
Senior Housing Properties Trust (SBI)	596,834	2,136,666
SITE Centers Corp.	357,750	2,028,443
SL Green Realty Corp.	25,592	1,077,935
Spirit Realty Capital, Inc.	50,497	1,435,630
Stag Industrial, Inc.	295,639	7,952,689
Summit Hotel Properties, Inc.	198,800	1,242,500
Sun Communities, Inc.	44,545	6,111,129
Tanger Factory Outlet Centers, Inc. (b)	210,900	1,297,035
The GEO Group, Inc.	154,500	1,850,910
VEREIT, Inc.	1,265,900	6,937,132
Vornado Realty Trust	25,700	930,597
Washington Prime Group, Inc. (b)	365,000	233,819
Weingarten Realty Investors (SBI)	83,600	1,494,768
Xenia Hotels & Resorts, Inc.	257,700	2,319,300
		251,112,834
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	854,646	8,760,122
Howard Hughes Corp. (a)	18,800	952,220
Marcus & Millichap, Inc. (a)	12,460	343,522
The RMR Group, Inc.	6,061	163,405
		10,219,269

TOTAL REAL ESTATE		261,332,103

UTILITIES - 1.3%
Electric Utilities - 0.5%
Alliant Energy Corp.	179,173	8,843,979
Evergy, Inc.	10,700	660,083
IDACORP, Inc.	48,614	4,532,283
NRG Energy, Inc.	201,800	7,274,890
PNM Resources, Inc.	180,940	7,385,971
Portland General Electric Co.	187,795	8,847,022
		37,544,228
Gas Utilities - 0.3%
Atmos Energy Corp.	93,840	9,644,875
National Fuel Gas Co.	107,300	4,503,381
South Jersey Industries, Inc.	57,000	1,616,520
Southwest Gas Holdings, Inc.	57,468	4,364,695
		20,129,471
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	402,180	5,023,228
Vistra Energy Corp.	547,243	11,185,647
		16,208,875
Multi-Utilities - 0.3%
Black Hills Corp.	85,776	5,293,237
CenterPoint Energy, Inc.	94,270	1,676,121
CMS Energy Corp.	40,860	2,393,579
MDU Resources Group, Inc.	293,114	6,378,161
NorthWestern Energy Corp.	144,057	8,660,707
		24,401,805

TOTAL UTILITIES		98,284,379

TOTAL COMMON STOCKS
(Cost $5,886,240,358)		6,574,397,537

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)	6,381	291,995
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Overstock.com, Inc. 1.0204%	13,245	132,450
TOTAL PREFERRED STOCKS
(Cost $456,233)		424,445

Equity Funds - 12.2%
Mid-Cap Blend Funds - 0.2%
Fidelity SAI Small-Mid Cap 500 Index Fund (f)	1,725,623	19,585,824
Sector Funds - 0.1%
Fidelity SAI Real Estate Index Fund (f)	510,553	4,697,086
Small Blend Funds - 11.3%
Fidelity Small Cap Discovery Fund (f)	1,203,652	22,038,866
Fidelity Small Cap Index Fund (f)	28,469,787	503,345,812
PIMCO StocksPLUS Small Fund Institutional Class	39,737,421	319,886,243
Vulcan Value Partners Small Cap Fund Institutional Class	1,717,122	21,515,535

TOTAL SMALL BLEND FUNDS		866,786,456

Small Growth Funds - 0.3%
Fidelity Small Cap Growth Fund (f)	832,652	21,798,836
Small Value Funds - 0.3%
Royce Opportunity Fund Institutional Class	2,183,384	21,921,176
TOTAL EQUITY FUNDS
(Cost $880,932,747)		934,789,378

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.11% (g)	4,271,685	4,272,540
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	180,863,100	180,881,186
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (i)	170,891,345	170,891,345
TOTAL MONEY MARKET FUNDS
(Cost $356,045,071)		356,045,071
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $7,123,674,409)		7,865,656,431
NET OTHER ASSETS (LIABILITIES) - (2.5)%(j)		(192,452,008)
NET ASSETS - 100%		$7,673,204,423

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	June 2020	$487,480	$57,782	$57,782
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	June 2020	881,150	132,235	132,235
TOTAL FUTURES CONTRACTS					$190,017

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,698,255 or 0.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $107,000.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,288
Fidelity Securities Lending Cash Central Fund	396,684
Total	$400,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,990,120	$90,654	$75,000,000	$90,653	$(24,345,102)	$3,961,414	$4,697,086
Fidelity SAI Small-Mid Cap 500 Index Fund	109,403,255	240,423,246	331,854,742	--	(5,125,213)	6,739,278	19,585,824
Fidelity Small Cap Discovery Fund	--	20,000,000	--	--	--	2,038,866	22,038,866
Fidelity Small Cap Growth Fund	--	20,000,000	--	--	--	1,798,836	21,798,836
Fidelity Small Cap Index Fund	107,434,853	535,422,980	96,536,118	--	(28,085,029)	(14,890,874)	503,345,812
	316,828,228	815,936,880	503,390,860	90,653	(57,555,344)	(352,480)	571,466,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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